UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/08
Check here if Amendment []; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Muhlenkamp & Company
Address: 5000 Stonewood Drive, Suite 300
Wexford, PA 15090

Form 13F File Number: 28-03447

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Jack Kunkle
Title:   Analyst
Phone: 724-934-5126

/s/ Jack Kunkle
November 14, 2008

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 45
Form 13F Information Table Value Total: 813,736

(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Amgen Inc.                     COM              031162100    23609 398333.0000 SH    Sole                        398333.0000
Berkshire Hathaway CL B        COM              084670207    57693 13127.0000 SH     Sole                        13127.0000
Boeing Corp                    COM              097023105    26731 466110.0000 SH    Sole                        466110.0000
Caterpillar                    COM              149123101    21281 357060.0000 SH    Sole                        357060.0000
Cemex S A Sponsor ADR New Rep  COM              151290889    32284 1874803.4666 SH   Sole                        1874803.4666
Cisco Systems Inc              COM              17275R102    54618 2421017.0000 SH   Sole                        2421017.0000
ConocoPhillips                 COM              20825C104    31237 426449.0000 SH    Sole                        426449.0000
Corning Inc.                   COM              219350105    31502 2014164.0000 SH   Sole                        2014164.0000
DEVON ENERGY CORP NEW COM      COM              25179M103    21857 239660.5650 SH    Sole                        239660.5650
Exxon Mobil Corp.              COM              30231G102      628 8092.0000 SH      Sole                         8092.0000
FIDELITY NATL INFO SVC COM     COM              31620M106    13696 741904.0000 SH    Sole                        741904.0000
GULFPORT ENERGY CORP COM NEW   COM              402635304     2019 200850.0000 SH    Sole                        200850.0000
General Electric               COM              369604103    30698 1203847.0000 SH   Sole                        1203847.0000
Goodyear Tire & Rubber         COM              382550101    14212 928255.0000 SH    Sole                        928255.0000
HARRIS CORP DEL COM            COM              413875105    28521 617346.0000 SH    Sole                        617346.0000
Harley Davidson Inc.           COM              412822108    15717 421365.0000 SH    Sole                        421365.0000
Home Depot                     COM              437076102     1764 68139.3900 SH     Sole                        68139.3900
INNOVATIVE SOLTNS&SUPP COM     COM              45769N105     2943 540000.0000 SH    Sole                        540000.0000
Intel Corp                     COM              458140100      300 16000.0000 SH     Sole                        16000.0000
International Business Machine COM              459200101    54873 469158.3785 SH    Sole                        469158.3785
KINETIC CONCEPTS INC           COM              49460W208    19147 669705.0000 SH    Sole                        669705.0000
LENDER PROCESSING SVCS COM     COM              52602E102    11358 372150.0000 SH    Sole                        372150.0000
Legg Mason Inc.                COM              524901105    16379 430355.0000 SH    Sole                        430355.0000
MARSHALL EDWARDS INC COM       COM              572322303      163 75607.0000 SH     Sole                        75607.0000
Microsoft Corp                 COM              594918104      404 15155.0000 SH     Sole                        15155.0000
Morgan Stanley                 COM              617446448     9200 400000.0000 SH    Sole                        400000.0000
NOVAGOLD RES INC COM NEW       COM              66987E206     4132 634700.0000 SH    Sole                        634700.0000
NVR Inc.                       COM              62944T105    17171 30020.0000 SH     Sole                        30020.0000
National City Corp.            COM              635405103     1271 726500.0000 SH    Sole                        726500.0000
Novogen LTD                    COM              67010F103     1359 251710.0000 SH    Sole                        251710.0000
Oracle Corp                    COM              68389X105    40947 2016090.0000 SH   Sole                        2016090.0000
P C CONNECTION COM             COM              69318J100      401 60000.0000 SH     Sole                        60000.0000
PHILIP MORRIS INTL. INC.       COM              718172109    52512 1091732.3650 SH   Sole                        1091732.3650
Rush Enterprises CLA           COM              781846209     3583 279907.0000 SH    Sole                        279907.0000
Rush Enterprises CLB           COM              781846308     1429 113757.0000 SH    Sole                        113757.0000
Stanley Furniture Inc New      COM              854305208     6617 724720.0000 SH    Sole                        724720.0000
Terex Corp Del                 COM              880779103    19435 636791.0000 SH    Sole                        636791.0000
Thor Industries Inc.           COM              885160101    14378 579304.0000 SH    Sole                        579304.0000
Transocean Inc.                COM              G90073100    36058 328275.0000 SH    Sole                        328275.0000
UnitedHealth Group Inc.        COM              91324P102    47316 1863558.1220 SH   Sole                        1863558.1220
WESCO INTERNATIONAL INC        COM              95082P105    19308 600000.0000 SH    Sole                        600000.0000
Wal-Mart Stores                COM              931142103      462 7712.0000 SH      Sole                         7712.0000
Whirlpool Corp                 COM              963320106    15701 198022.0000 SH    Sole                        198022.0000
Muhlenkamp Fund                                 962096103      272 5482.2650 SH      Sole                         5482.2650
POWERSHARES DB OIL FUND PUTS 0 PUT              dbo+ms        8550    15000 SH       Sole                             15000